Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Business and Organization [Abstract]
Schedule of reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis
	December 31,	December 31,
	2022	2021

Opening balance	$2,251,832	$-
Issuance of convertible note	7,979,983	6,860,000
Loss on change in fair value of convertible notes	2,448,936	1,508,229
Accrued interest	195,139	226,775
Conversion of convertible notes	(3,795,924)	(6,343,172)
Total	$9,079,966	$2,251,832

Schedule of estimated useful lives
Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Capitalized development costs and software acquired	5-10 years
Computer equipment	5 years
Buildings	28 years